Supplementary Information - Condensed Consolidating Financial Information - Condensed Consolidating Balance Sheets (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013		Mar. 31, 2013	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
ASSETS
Cash and cash equivalents	$ 27	$ 12	[1]	$ 37	$ 2	[1],[2],[3]	$ 8	[2]	$ 7
Accounts receivable, net		342			239	[3]
Inventories		67			76	[3]
Other		82			51	[3]
Total current assets		503	[4]		368	[3],[4]	373	[4]
Property, plant and equipment, net		3,046			2,592	[3]
Goodwill and intangible assets, net		283			291	[3]
Advances receivable - consolidated subsidiaries		0			0	[3]
Investments in consolidated subsidiaries		0			0	[3]
Investments in unconsolidated affiliates		627			304	[3]
Other long-term assets		108			90	[3]
Total assets		4,567			3,645	[3]	2,955
LIABILITIES AND EQUITY
Accounts payable and other current liabilities		723			345	[3]
Advances payable - consolidated subsidiaries		0			0	[3]
Long-term debt		1,590			1,620	[3]
Other long-term liabilities		41			44	[3]
Total liabilities		2,354			2,009	[3]
Commitments and contingent liabilities
Equity:
Predecessor equity		40	[3]		399	[3]
Net equity		1,956			1,063	[3]
Accumulated other comprehensive loss		(11)			(15)	[3]
Total partners' equity		1,985			1,447	[3]
Noncontrolling interests		228			189	[3]
Total equity		2,213			1,636	[3]	1,605		1,460
Total liabilities and equity		4,567			3,645	[3]
Parent Guarantor [Member]
ASSETS
Cash and cash equivalents	0	0	[1]	0	0	[1],[2],[3]	0	[2]	0
Accounts receivable, net		0			0	[3]
Inventories		0			0	[3]
Other		0			0	[3]
Total current assets		0			0	[3]
Property, plant and equipment, net		0			0	[3]
Goodwill and intangible assets, net		0			0	[3]
Advances receivable - consolidated subsidiaries		1,805			873	[3]
Investments in consolidated subsidiaries		181			574	[3]
Investments in unconsolidated affiliates		0			0	[3]
Other long-term assets		0			0	[3]
Total assets		1,986			1,447	[3]
LIABILITIES AND EQUITY
Accounts payable and other current liabilities		1			0	[3]
Advances payable - consolidated subsidiaries		0			0	[3]
Long-term debt		0			0	[3]
Other long-term liabilities		0			0	[3]
Total liabilities		1			0	[3]
Commitments and contingent liabilities
Equity:
Predecessor equity		0	[3]		0	[3]
Net equity		1,985			1,447	[3]
Accumulated other comprehensive loss		0			0	[3]
Total partners' equity		1,985			1,447	[3]
Noncontrolling interests		0			0	[3]
Total equity		1,985			1,447	[3]
Total liabilities and equity		1,986			1,447	[3]
Subsidiary Issuer [Member]
ASSETS
Cash and cash equivalents	23	0	[1]	45	3	[1],[2],[3]	4	[2]	2
Accounts receivable, net		0			0	[3]
Inventories		0			0	[3]
Other		0			0	[3]
Total current assets		0			3	[3]
Property, plant and equipment, net		0			0	[3]
Goodwill and intangible assets, net		0			0	[3]
Advances receivable - consolidated subsidiaries		1,683			1,424	[3]
Investments in consolidated subsidiaries		426			770	[3]
Investments in unconsolidated affiliates		0			0	[3]
Other long-term assets		12			11	[3]
Total assets		2,121			2,208	[3]
LIABILITIES AND EQUITY
Accounts payable and other current liabilities		350			12	[3]
Advances payable - consolidated subsidiaries		0			0	[3]
Long-term debt		1,590			1,620	[3]
Other long-term liabilities		0			2	[3]
Total liabilities		1,940			1,634	[3]
Commitments and contingent liabilities
Equity:
Predecessor equity		0	[3]		0	[3]
Net equity		187			584	[3]
Accumulated other comprehensive loss		(6)			(10)	[3]
Total partners' equity		181			574	[3]
Noncontrolling interests		0			0	[3]
Total equity		181			574	[3]
Total liabilities and equity		2,121			2,208	[3]
Non-Guarantor Subsidiaries [Member]
ASSETS
Cash and cash equivalents	4	12	[1]	1	2	[1],[2],[3]	6	[2]	7
Accounts receivable, net		342			239	[3]
Inventories		67			76	[3]
Other		82			51	[3]
Total current assets		503			368	[3]
Property, plant and equipment, net		3,046			2,592	[3]
Goodwill and intangible assets, net		283			291	[3]
Advances receivable - consolidated subsidiaries		0			0	[3]
Investments in consolidated subsidiaries		0			0	[3]
Investments in unconsolidated affiliates		627			304	[3]
Other long-term assets		96			79	[3]
Total assets		4,555			3,634	[3]
LIABILITIES AND EQUITY
Accounts payable and other current liabilities		372			336	[3]
Advances payable - consolidated subsidiaries		3,488			2,297	[3]
Long-term debt		0			0	[3]
Other long-term liabilities		41			42	[3]
Total liabilities		3,901			2,675	[3]
Commitments and contingent liabilities
Equity:
Predecessor equity		40	[3]		399	[3]
Net equity		391			376	[3]
Accumulated other comprehensive loss		(5)			(5)	[3]
Total partners' equity		426			770	[3]
Noncontrolling interests		228			189	[3]
Total equity		654			959	[3]
Total liabilities and equity		4,555			3,634	[3]
Consolidating Adjustments [Member]
ASSETS
Cash and cash equivalents	0	0	[1]	(9)	(3)	[1],[2],[3]	(2)	[2]	(2)
Accounts receivable, net		0			0	[3]
Inventories		0			0	[3]
Other		0			0	[3]
Total current assets		0			(3)	[3]
Property, plant and equipment, net		0			0	[3]
Goodwill and intangible assets, net		0			0	[3]
Advances receivable - consolidated subsidiaries		(3,488)			(2,297)	[3]
Investments in consolidated subsidiaries		(607)			(1,344)	[3]
Investments in unconsolidated affiliates		0			0	[3]
Other long-term assets		0			0	[3]
Total assets		(4,095)			(3,644)	[3]
LIABILITIES AND EQUITY
Accounts payable and other current liabilities		0			(3)	[3]
Advances payable - consolidated subsidiaries		(3,488)			(2,297)	[3]
Long-term debt		0			0	[3]
Other long-term liabilities		0			0	[3]
Total liabilities		(3,488)			(2,300)	[3]
Commitments and contingent liabilities
Equity:
Predecessor equity		0	[3]		0	[3]
Net equity		(607)			(1,344)	[3]
Accumulated other comprehensive loss		0			0	[3]
Total partners' equity		(607)			(1,344)	[3]
Noncontrolling interests		0			0	[3]
Total equity		(607)			(1,344)	[3]
Total liabilities and equity		$ (4,095)			$ (3,644)	[3]

[1]	The financial information for the year ended December 31, 2013 includes the results of our Lucerne 1 plant and our 80% interest in the Eagle Ford system, transfers of net assets between entities under common control that were accounted for as if the transfer occurred at the beginning of the period, and prior years are retrospectively adjusted to furnish comparative information similar to the pooling method.
[2]	The financial information during the year ended December 31, 2012 includes the results of our Lucerne 1 plant, our 80% interest in the Eagle Ford system and our 100% interest in Southeast Texas and commodity derivative hedge instruments related to the Southeast Texas storage business. These transfers of net assets between entities under common control were accounted for as if the transfer occurred at the beginning of the period, and prior years are retrospectively adjusted to furnish comparative information similar to the pooling method.
[3]	The financial information as of December 31, 2012 includes the results of our Lucerne 1 plant and our 80% interest in the Eagle Ford system, transfers of net assets between entities under common control that were accounted for as if the transfer occurred at the beginning of the period, and prior years are retrospectively adjusted to furnish comparative information similar to the pooling method.
[4]	The segment information as of and for the years ended December 31, 2013, 2012 and 2011, includes the results of our Lucerne 1 plant, our 80% interest in the Eagle Ford system and our 100% interest in Southeast Texas. Transfers of net assets between entities under common control are accounted for as if the transfer occurred at the beginning of the period, and prior years are retrospectively adjusted to furnish comparative information, similar to the pooling method.